Related party transactions - Related Party Receivable Balances (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Allowance for expected credit losses	$ (1)		$ (1)
Amounts due from related parties, net	48	$ 42	28
Amounts due from related parties - non-current	0		0
Related party loans and interest
Related Party Transaction [Line Items]
Total related parties receivables, gross	0		9
Trading balances
Related Party Transaction [Line Items]
Total related parties receivables, gross	49		20
Total related party receivables	49		29
Less: CECL allowance	(1)		(1)
Receivable net of CECL allowance	48		28
Trading balances | Sonadrill
Related Party Transaction [Line Items]
Total related party receivables	32		4
Trading balances | Gulfdrill
Related Party Transaction [Line Items]
Total related party receivables	14		13
Trading balances | PES / SeaMex
Related Party Transaction [Line Items]
Total related party receivables	$ 3		$ 12
Sponsor Minimum Liquidity Shortfall | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Interest rate on related party receivable	6.50%